REVENUE AND EXPENSES (Details 5) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Income/(Expenses)		€ 88	€ (6)
Exchange rate impact		5,828	(50)	(520)
Argentina Hyperinflation Impact		2,265	70
Decrease/(Increase) in Fair Value of Public Warrants (note 10)		4,215	3,937
Impact of IFRS 9 on accounting for financial instruments, including impairment	[1]	(149)	31
Others		213
Total		€ 12,460	€ 3,982	€ (520)

[1]	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.